Goodwill and Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	Jun. 28, 2025		Dec. 28, 2024		Dec. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 459,066		$ 453,698		$ 407,350
Accumulated Amortization	(272,230)		(247,106)		(196,691)
Net Amount	186,836		206,592		210,659
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	335,696	[1]	332,631	[2]	297,583	[2]
Accumulated Amortization	(167,640)	[1]	(149,368)	[2]	(114,631)	[2]
Net Amount	168,056	[1]	183,263	[2]	182,952	[2]
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	23,802	[3]	23,656	[4]	22,384	[4]
Accumulated Amortization	(21,603)	[3]	(20,719)	[4]	(18,327)	[4]
Net Amount	2,199	[3]	2,937	[4]	4,057	[4]
Customer backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	41,312	[5]	39,743	[6]	33,409	[6]
Accumulated Amortization	(39,077)	[5]	(36,922)	[6]	(31,227)	[6]
Net Amount	2,235	[5]	2,821	[6]	2,182	[6]
Non-compete [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,103	[7]	18,515	[8]	14,821	[8]
Accumulated Amortization	(15,506)	[7]	(14,525)	[8]	(12,690)	[8]
Net Amount	3,597	[7]	3,990	[8]	2,131	[8]
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	39,153	[9]	39,153	[10]	39,153	[10]
Accumulated Amortization	(28,404)	[9]	(25,572)	[10]	(19,816)	[10]
Net Amount	$ 10,749	[9]	$ 13,581	[10]	$ 19,337	[10]

[1]	Amortized on a straight-line or sum-of-the-years’ digits basis over estimated lives (2 to 17 years)
[2]	Amortized on a straight-line or sum-of-the-years’ digits basis over estimated lives (2 to 17 years)
[3]	Amortized on a straight-line basis over their estimated lives (1 to 5 years)
[4]	Amortized on a straight-line basis over their estimated lives (1 to 5 years)
[5]	Amortized on a straight-line basis over their estimated lives (1 to 10 years)
[6]	Amortized on a straight-line basis over their estimated lives (1 to 10 years)
[7]	Amortized on a straight-line basis over their contractual lives (1 to 5 years)
[8]	Amortized on a straight-line basis over their contractual lives (1 to 5 years)
[9]	Amortized on a straight-line basis over their estimated lives (5 to 10 years)
[10]	Amortized on a straight-line basis over their estimated lives (5 to 10 years)